Financial Risk Management - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Jun. 27, 2024 EUR (€)
Financial Risk Management
Increase in floating rate	10	10
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 2,200,000		$ 2,695,000
Decrease in floating rate	10	10
Percentage of cash and cash equivalents to total assets	10.52%	10.52%	10.44%
Minimum
Financial Risk Management
Percentage of applicable vat rate	12.00%	12.00%
Percentage of applicable foreign exchange exit tax rate	3.50%	3.50%
Maximum
Financial Risk Management
Percentage of applicable vat rate	15.00%	15.00%
Percentage of applicable foreign exchange exit tax rate	5.00%	5.00%
Toscana
Financial Risk Management
Fixed interest rate		3.02%
Principal amount | €		€ 82.8		€ 82.8
Toscana | Interest rate swap contract
Financial Risk Management
Fair value of the derivatives	$ 3,400,000	3.2
Other comprehensive income	2,700,000	€ 2.5
Semi-annual interest payments until June 30, 2027 | Toscana
Financial Risk Management
Percentage of principal amount hedged		100.00%
Interest payments from December 31, 2027 to June 30, 2030 | Toscana
Financial Risk Management
Percentage of principal amount hedged		75.00%
U.S. Dollar / Argentine Peso
Financial Risk Management
Percentage of the decrease in the designated risk component		3.00%	10.00%
Pre-tax gain (loss)	(12,865,000)		$ (48,470,000)
Euro / Armenian dram
Financial Risk Management
Percentage of the decrease in the designated risk component		2.00%	1.00%
Pre-tax gain (loss)	634,700		$ 3,500
U.S. Dollar / Euro
Financial Risk Management
Percentage of the increase in the designated risk component		2.00%	2.00%
Pre-tax gain (loss)			$ 1,400
Pre-tax gain (loss)	(1,508,200)
Euro / Argentine Peso
Financial Risk Management
Percentage of the decrease in the designated risk component		3.00%	10.00%
Pre-tax gain (loss)	(69,700)		$ (283,100)
U.S. dollar / Armenian dram
Financial Risk Management
Percentage of the decrease in the designated risk component		2.00%	1.00%
Pre-tax gain (loss)	$ 736,700		$ 478,400